Taxation - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Deductible temporary differences	$ 83,933	$ 59,683	$ 25,668
Tax losses	5,900	5,747	5,218
Total unrecognized deferred tax assets	89,833	65,429	30,886
Total tax effect, unrecognized deferred tax assets	$ 23,177	$ 16,357	$ 7,722
Applicable tax rate	25.80%	25.00%	25.00%